11. NON-FINANCIAL ASSETS AND LIABILITIES (Details 15) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Discount rate: 4% [member]
Disclosure of defined benefit plans [line items]
Obligation	$ 27
Variation	$ 2
Percentage of variation	10.00%
Discount rate: 6% [member]
Disclosure of defined benefit plans [line items]
Obligation	$ 23
Variation	$ (2)
Percentage of variation	(9.00%)
Salaries increase: 0% [member]
Disclosure of defined benefit plans [line items]
Obligation	$ 24
Variation	$ (1)
Percentage of variation	(4.00%)
Salaries increase: 2% [member]
Disclosure of defined benefit plans [line items]
Obligation	$ 26
Variation	$ 1
Percentage of variation	5.00%